Annual Total Returns[BarChart] - PIMCO RAE Worldwide Long_Short PLUS Fund - Institutional	2015	2016	2017	2018	2019	2020
Total	(4.86%)	13.55%	11.80%	0.38%	9.70%	(12.55%)